UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (94.6%)
Angola (1.0%)
Sovereign (1.0%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$2,010	$2,131

Argentina (6.3%)
Corporate Bonds (3.4%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,180	941
Provincia de Buenos Aires,
BADLAR + 3.75%, 41.14%, 4/12/25 (b)	ARS	20,340	438
BADLAR + 3.83%, 45.78%, 5/31/22 (b)		18,762	409
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$1,610	1,389
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,230	1,762
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.02%, 6/9/21 (b)	ARS	16,600	353
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$580	439
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		1,880	1,457
			7,188
Sovereign (2.9%)
Argentine Republic Government International Bond,
6.88%, 1/26/27 — 1/11/48		3,870	3,150
7.13%, 7/6/36 — 12/31/99(c)		1,690	1,334
7.50%, 4/22/26		730	653
Republic of Argentina,
2.50%, 12/31/38 (d)		1,750	1,036
			6,173
			13,361
Bahrain (0.3%)
Sovereign (0.3%)
Bahrain Government International Bond,
7.00%, 10/12/28		620	617

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)(c)		900	873

Brazil (4.2%)
Corporate Bonds (2.1%)
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		1,360	1,212
8.75%, 12/29/49 (a)(e)		1,000	1,016
Petrobras Global Finance BV,
6.00%, 1/27/28		1,100	1,017
6.13%, 1/17/22		219	226

Rumo Luxembourg Sarl,
5.88%, 1/18/25	670	623
7.38%, 2/9/24	400	410
		4,504
Sovereign (2.1%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,988	2,470
6.00%, 4/7/26	1,960	2,016
		4,486
		8,990
Chile (1.6%)
Corporate Bonds (1.1%)
Colbun SA,
4.50%, 7/10/24 (a)	1,372	1,386
Geopark Ltd.,
6.50%, 9/21/24 (a)(c)	850	857
		2,243
Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,129
		3,372
China (4.3%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,052

Sovereign (3.8%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	5,340	5,423
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,926
3.70%, 6/10/25 (a)	780	761
		8,110
		9,162
Colombia (2.1%)
Sovereign (2.1%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,489
5.00%, 6/15/45	1,930	1,933
11.75%, 2/25/20	815	911
		4,333
Costa Rica (0.6%)
Sovereign (0.6%)
Costa Rica Government International Bond,
7.16%, 3/12/45	1,400	1,235

Dominican Republic (1.4%)
Sovereign (1.4%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)	560	571

6.85%, 1/27/45 (a)		432	439
6.88%, 1/29/26 (a)		1,215	1,300
7.45%, 4/30/44 (a)		666	713
			3,023
Ecuador (2.7%)
Sovereign (2.7%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)		1,160	1,167
8.88%, 10/23/27 (a)		1,050	999
8.88%, 10/23/27		2,510	2,389
10.75%, 3/28/22 (a)		1,010	1,077
			5,632
Egypt (2.4%)
Sovereign (2.4%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	536
5.88%, 6/11/25	$980		939
6.13%, 1/31/22 (a)		1,320	1,324
7.50%, 1/31/27 (a)		840	857
7.90%, 2/21/48 (a)		1,490	1,426
			5,082
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27		685	644
8.63%, 2/28/29 (a)		760	805
			1,449
Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)		880	848

Ghana (1.9%)
Sovereign (1.9%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,480	1,487
10.75%, 10/14/30		1,950	2,434
			3,921
Guatemala (0.3%)
Sovereign (0.3%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)		690	660

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20		400	438

Hungary (1.7%)
Sovereign (1.7%)
Hungary Government International Bond,
7.63%, 3/29/41 (c)	2,490	3,484

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	732

Indonesia (9.3%)
Sovereign (9.3%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,633
4.75%, 1/8/26 (a)	1,360	1,382
4.75%, 7/18/47 (a)(c)	780	749
5.13%, 1/15/45 (a)	1,530	1,536
5.88%, 1/15/24 (a)	1,200	1,288
5.88%, 1/15/24	4,360	4,682
5.95%, 1/8/46 (a)	260	292
7.75%, 1/17/38	2,079	2,731
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,093
6.45%, 5/30/44 (a)	1,720	1,877
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,250	1,302
		19,565
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	892

Jamaica (1.4%)
Corporate Bond (0.2%)
Digicel Ltd.,
6.00%, 4/15/21	490	456

Sovereign (1.2%)
Jamaica Government International Bond,
7.63%, 7/9/25 (c)	380	436
7.88%, 7/28/45	870	1,018
8.00%, 3/15/39	1,010	1,167
		2,621
		3,077
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	730	689

Kazakhstan (3.2%)
Sovereign (3.2%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	275
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,390	1,374
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)(c)	1,480	1,596
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	3,310	3,484
		6,729

Kenya (0.3%)
Sovereign (0.3%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)	560	542

Mexico (12.6%)
Corporate Bond (0.5%)
Mexichem SAB de CV,
5.50%, 1/15/48 (a)	1,180	1,087

Sovereign (12.1%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)	2,250	2,202
Mexico Government International Bond,
3.75%, 1/11/28	1,410	1,346
4.15%, 3/28/27	2,759	2,720
4.35%, 1/15/47	1,110	1,010
4.60%, 1/23/46	2,080	1,945
6.05%, 1/11/40	898	1,000
Petroleos Mexicanos,
4.88%, 1/24/22	523	530
5.63%, 1/23/46	2,000	1,703
6.35%, 2/12/48 (a)	870	801
6.38%, 1/23/45	2,520	2,340
6.50%, 3/13/27 — 6/2/41	4,740	4,635
6.63%, 6/15/35 — 6/15/38	2,030	1,993
6.75%, 9/21/47	950	909
8.63%, 12/1/23	1,990	2,260
		25,394
		26,481
Mongolia (1.0%)
Sovereign (1.0%)
Mongolia Government International Bond,
8.75%, 3/9/24	1,350	1,481
8.75%, 3/9/24 (a)	640	702
		2,183
Nigeria (1.1%)
Sovereign (1.1%)
Nigeria Government International Bond,
6.38%, 7/12/23	530	539
6.50%, 11/28/27 (a)	870	840
7.14%, 2/23/30 (a)	1,020	1,000
		2,379
Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,530	1,587
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,457
8.88%, 9/30/27	263	356
		3,400

Paraguay (1.4%)
Sovereign (1.4%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	941
4.70%, 3/27/27 (a)	470	470
6.10%, 8/11/44 (a)	1,420	1,490
		2,901
Peru (2.8%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	960	986

Sovereign (2.3%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	993
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	477
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	1,965
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,399
		4,834
		5,820
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond,
3.95%, 1/20/40	2,454	2,372
9.50%, 2/2/30	2,200	3,263
		5,635
Poland (1.4%)
Sovereign (1.4%)
Republic of Poland Government International Bond,
3.00%, 3/17/23 (c)	1,910	1,877
4.00%, 1/22/24	570	582
5.00%, 3/23/22	470	495
		2,954
Russia (4.9%)
Corporate Bond (0.5%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)	1,035	970

Sovereign (4.4%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	8,800	8,928
5.63%, 4/4/42	400	422
		9,350
		10,320
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,140	1,067

South Africa (4.0%)
Corporate Bonds (0.4%)
SASOL Financing USA LLC,
5.88%, 3/27/24		370	378
6.50%, 9/27/28		480	487
			865
Sovereign (3.6%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23		550	530
7.13%, 2/11/25		3,210	3,094
8.45%, 8/10/28 (a)		840	842
South Africa Government International Bond,
5.88%, 9/16/25		3,070	3,127
			7,593
			8,458
Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		2,600	2,522

Turkey (5.5%)
Sovereign (5.5%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)		2,100	2,083
Turkey Government Bond,
10.60%, 2/11/26	TRY	19,620	2,230
Turkey Government International Bond,
3.25%, 3/23/23	$3,100		2,704
4.88%, 4/16/43		1,800	1,317
5.63%, 3/30/21		2,350	2,307
6.88%, 3/17/36		1,000	914
			11,555
Ukraine (4.0%)
Sovereign (4.0%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		1,260	1,099
7.75%, 9/1/23 — 9/1/26		7,540	7,278
			8,377
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,125	1,152

Venezuela (1.6%)
Sovereign (1.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (f)(g)		15,570	3,406
Total Fixed Income Securities (Cost $209,848)			199,447

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria Bond, expires 11/15/20 (b)(h)	2,250	152
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(h)	5,450	12
Total Warrants (Cost $—)		164

	Shares	Value (000)
Short-Term Investments (5.3%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	2,622,329	2,622

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $345; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $352)	$345	345
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $299; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $305)	299	299
		644
Total Securities held as Collateral on Loaned Securities (Cost $3,266)		3,266

	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $7,933)	7,933,078	7,933
Total Short-Term Investments (Cost $11,199)		11,199
Total Investments (100.0%) (Cost $221,047) Including $8,063 of Securities Loaned (j)(k)(l)		210,810
Liabilities in Excess of Other Assets		(2,946)
Net Assets		$207,864

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $8,063,000 and $8,264,000, respectively. The Fund received cash collateral of approximately $3,498,000, of which approximately $3,266,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $232,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,766,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Security has been deemed illiquid at September 30, 2018.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,789,000 and the aggregate gross unrealized depreciation is approximately $15,011,000, resulting in net unrealized depreciation of approximately $10,222,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase Bank NA	CLP	708,400	$1,073		10/4/18	$(4)
JPMorgan Chase Bank NA		$1,062	CLP	708,400	10/4/18	15
JPMorgan Chase Bank NA		$1,074	CLP	708,400	11/15/18	4
						$15

ARS	—	Argentine Peso
CLP	—	Chilean Peso
EUR	—	Euro
TRY	—	Turkish Lira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.8%
Corporate Bonds	9.3
Other**	3.9
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with unrealized appreciation of approximately $15,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$19,351	$—	$19,351
Sovereign	—	180,096	—	180,096
Total Fixed Income Securities	—	199,447	—	199,447
Warrants	—	164	—	164
Short-Term Investments
Investment Company	10,555	—	—	10,555
Repurchase Agreements	—	644	—	644
Total Short-Term Investments	10,555	644	—	11,199
Foreign Currency Forward Exchange Contracts	—	19	—	19
Total Assets	10,555	200,274	—	210,829
Liabilities:
Foreign Currency Forward Exchange Contract	—	(4)	—	(4)
Total	$10,555	$200,270	$—	$210,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018